SCHEDULE OF INVESTMENTS

Delaware Ivy Global Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Argentina
Energy – 0.5%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$2,850	$2,558

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. (9.375% Cash or 9.375% PIK) 9.375%, 2-1-27(A)(B)	972	844

Total Argentina - 0.7%		$3,402

Australia
Financials – 0.7%
Australia and New Zealand Banking Group Ltd. 4.400%, 5-19-26(A)	3,000	3,383

Industrials – 0.8%
Transburban Finance Co. Pty Ltd. 2.450%, 3-16-31	2,400	2,419
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(A)	1,522	1,534
		3,953

Utilities – 0.9%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	4,400	4,598

Total Australia - 2.4%		$11,934

Austria
Consumer Staples – 0.8%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(A)	1,500	1,594
5.750%, 1-15-28(A)	2,300	2,464
		4,058

Total Austria - 0.8%		$4,058

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd. 4.450%, 5-15-25(A)	2,800	3,116

Energy – 0.6%
GeoPark Ltd. 5.500%, 1-17-27(A)	3,100	3,135

Total Bermuda - 1.2%		$6,251

Brazil
Financials – 1.0%
XP, Inc. 3.250%, 7-1-26(A)	4,900	4,851

Industrials – 0.6%
Cosan Ltd. 5.500%, 9-20-29(A)	2,700	2,917

Information Technology – 0.2%
StoneCo. Ltd. 3.950%, 6-16-28(A)	1,000	999

Materials – 2.6%
CSN Resources S.A. 7.625%, 2-13-23(A)	1,800	1,873
Nexa Resources S.A. 6.500%, 1-18-28(A)	2,200	2,488
Suzano Austria GmbH 6.000%, 1-15-29	2,000	2,385
Unigel Luxembourg S.A. 8.750%, 10-1-26(A)	1,350	1,465
Vale Overseas Ltd. 6.250%, 8-10-26	3,850	4,636
		12,847

Utilities – 0.5%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	2,300	2,389

Total Brazil - 4.9%		$24,003

British Virgin Islands
Consumer Staples – 0.4%
Central American Bottling Corp. 5.750%, 1-31-27(A)	2,000	2,095

Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(A)	4,800	4,624

Total British Virgin Islands - 1.3%		$6,719

Canada
Energy – 0.6%
Harvest Operations Corp. 1.000%, 4-26-24(A)	750	751
TransCanada PipeLines Ltd. 4.250%, 5-15-28	2,000	2,300
		3,051

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	1,900	2,196
Royal Bank of Canada:
3.700%, 10-5-23	750	805
4.650%, 1-27-26	1,500	1,720
		4,721

Materials – 0.3%
First Quantum Minerals Ltd. 6.500%, 3-1-24(A)	1,350	1,381

Total Canada - 1.8%		$9,153

Cayman Islands
Consumer Discretionary – 0.2%
Meituan 3.050%, 10-28-30(A)(C)	1,067	1,057

Financials – 1.0%
Alpha Star Holding III Ltd. 6.250%, 4-20-22	1,000	1,008
Grupo Aval Ltd.:
4.750%, 9-26-22(A)	1,500	1,544
4.375%, 2-4-30(A)	1,300	1,286
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(A)	1,230	1,267
		5,105

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	1,150	1,251

Total Cayman Islands - 1.4%		$7,413

Chile
Communication Services – 0.6%
VTR Finance B.V. 6.375%, 7-15-28(A)	2,951	3,139

Consumer Discretionary – 0.7%
Saci Falabella:
3.750%, 4-30-23	1,850	1,928
4.375%, 1-27-25(A)	1,000	1,078
3.750%, 10-30-27(A)(C)	500	535
		3,541

Energy – 0.2%
GeoPark Ltd. 6.500%, 9-21-24(A)	702	726

Financials – 0.3%
Banco del Estado de Chile 2.704%, 1-9-25(A)	1,500	1,564

Industrials – 0.3%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	1,200	1,296

Materials – 1.0%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	4,800	5,182

Utilities – 1.0%
Enel Chile S.A. 4.875%, 6-12-28	2,080	2,404
Inversiones Latin America Power Ltd. 5.125%, 6-15-33(A)	2,600	2,580
		4,984

Total Chile - 4.1%		$20,432

China
Communication Services – 0.8%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	1,800	1,863
Weibo Corp. 3.500%, 7-5-24	1,900	2,006
		3,869

Consumer Discretionary – 1.0%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,665

3.400%, 12-6-27	3,000	3,280
		4,945

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)	2,000	2,216

Information Technology – 0.3%
Baidu, Inc. 3.425%, 4-7-30	500	542
Lenovo Group Ltd. 3.421%, 11-2-30(A)	800	838
		1,380

Utilities – 0.4%
ENN Energy Holdings Ltd. 2.625%, 9-17-30(A)	2,000	1,999

Total China - 2.9%		$14,409

Columbia
Financials – 0.4%
Banco de Bogota S.A. 5.375%, 2-19-23(A)(C)	2,000	2,096

Utilities – 0.5%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(A)	2,800	2,780

Total Columbia - 0.9%		$4,876

Denmark
Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(A)	1,150	1,175

Total Denmark - 0.2%		$1,175

France
Consumer Staples – 0.2%
Pernod Ricard S.A. 4.250%, 7-15-22(A)	750	779

Total France - 0.2%		$779

Hong Kong
Financials – 0.4%
AIA Group Ltd. 3.375%, 4-7-30(A)	300	332
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	1,200	1,301
		1,633

Total Hong Kong - 0.4%		$1,633

India
Communication Services – 0.1%
Network i2i Ltd. 5.650%, 4-15-68(A)	750	805

Energy – 0.6%
Reliance Industries Ltd. 3.667%, 11-30-27(A)	3,000	3,283

Information Technology – 0.4%
HCL America, Inc. 1.375%, 3-10-26	2,250	2,239

Utilities – 0.9%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	1,180	1,181

Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	1,900	2,109
Greenko Mauritius Ltd. 6.250%, 2-21-23(A)	1,350	1,394
		4,684

Total India - 2.0%		$11,011

Indonesia
Utilities – 1.4%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	1,100	1,285
5.375%, 1-25-29(A)	4,800	5,597
		6,882

Total Indonesia - 1.4%		$6,882

Ireland
Consumer Staples – 0.3%
Eurotorg LLC (Via Bonitron Designated Activity Co.) 9.000%, 10-22-25(A)	1,400	1,462

Total Ireland - 0.3%		$1,462

Isle of Man
Consumer Discretionary – 0.8%
GOHL Capital Ltd. 4.250%, 1-24-27	4,000	4,215

Total Isle of Man - 0.8%		$4,215

Japan
Financials – 1.2%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	1,500	1,652
Mizuho Financial Group, Inc. 3.170%, 9-11-27	1,500	1,636
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	2,650	2,828
		6,116

Total Japan - 1.2%		$6,116

Luxembourg
Consumer Staples – 0.6%
JBS Finance Luxembourg S.a.r.l. 3.625%, 1-15-32(A)	2,000	2,001
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	900	957
		2,958

Energy – 0.5%
Raizen Fuels Finance Ltd. 5.300%, 1-20-27(A)(C)	2,000	2,265

Financials – 1.2%
JSM Global S.a.r.l. 4.750%, 10-20-30(A)	3,000	3,121
Mexico Remittances Funding Fiduciary Estate 4.875%, 1-15-28(A)	3,000	2,957
		6,078

Utilities – 0.4%
FEL Energy VI S.a.r.l. 5.750%, 12-1-40(A)	1,989	2,116

Total Luxembourg - 2.7%		$13,417

Macau
Consumer Discretionary – 0.4%
Sands China Ltd.:
5.125%, 8-8-25	1,400	1,568
3.800%, 1-8-26	250	268
		1,836

Total Macau - 0.4%		$1,836

Malaysia
Consumer Discretionary – 0.9%
GENM Capital Labuan Ltd. 3.882%, 4-19-31(A)	4,400	4,392

Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(A)	650	713

Total Malaysia - 1.0%		$5,105

Mauritius
Industrials – 0.6%
HTA Group Ltd. 7.000%, 12-18-25(A)	2,800	2,990

Total Mauritius - 0.6%		$2,990

Mexico
Communication Services – 0.3%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(A)	1,349	1,400

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	2,300	2,486

Energy – 0.4%
Petroleos Mexicanos 6.490%, 1-23-27	1,970	2,083

Financials – 1.8%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(A)	850	922
Banco Santander S.A.:
4.125%, 11-9-22(A)	3,800	3,954
5.375%, 4-17-25(A)	1,150	1,306
Credito Real S.A.B. de C.V. 9.500%, 2-7-26(A)(C)	1,200	1,120
Trust F/1401 4.869%, 1-15-30(A)	1,400	1,545
		8,847

Industrials – 0.6%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	1,400	1,529
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	1,350	1,415
		2,944

Materials – 2.5%
CEMEX S.A.B. de C.V. 5.200%, 9-17-30(A)	2,000	2,205
Cydsa S.A.B. de C.V. 6.250%, 10-4-27(A)	2,000	2,115
Grupo Cementos de Chihuahua S.A.B. de C.V.

5.250%, 6-23-24(A)	2,000	2,059
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(A)	1,800	1,958
Orbia Advance Corp. S.A.B. de C.V.:
1.875%, 5-11-26(A)	2,000	2,028
4.000%, 10-4-27(A)	2,300	2,528
		12,893

Real Estate – 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. 3.625%, 5-13-31(A)	1,100	1,121

Total Mexico - 6.3%		$31,774

Netherlands
Consumer Discretionary – 0.4%
Prosus N.V. 3.680%, 1-21-30(A)	2,190	2,342

Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	2,400	2,691

Health Care – 0.8%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 7.125%, 1-31-25	1,300	1,435
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,397
6.750%, 3-1-28(C)	1,200	1,317
		4,149

Total Netherlands - 1.7%		$9,182

Nigeria
Financials – 0.6%
Africa Finance Corp.:
4.375%, 4-17-26(A)	1,900	2,074
2.875%, 4-28-28(A)	800	805
		2,879

Total Nigeria - 0.6%		$2,879

Norway
Energy – 0.6%
Aker BP ASA 3.750%, 1-15-30(A)	2,600	2,808

Total Norway - 0.6%		$2,808

Panama
Financials – 0.6%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(A)	2,000	2,053
Banistmo S.A. 4.250%, 7-31-27(A)	1,000	1,055
		3,108

Utilities – 0.4%
AES Panama Generation Holdings S.R.L. 4.375%, 5-31-30(A)	2,000	2,095

Total Panama - 1.0%		$5,203

Peru
Consumer Discretionary – 0.6%
InRetail Shopping Malls 5.750%, 4-3-28(A)(C)	3,000	3,114

Financials – 1.1%
Banco de Credito del Peru 4.250%, 4-1-23(A)	1,350	1,417
Banco Internacional del Peru S.A. 3.250%, 10-4-26(A)	3,000	3,069
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(A)	1,300	1,280
		5,766

Utilities – 0.9%
Fenix Power Peru S.A. 4.317%, 9-20-27	1,508	1,535
Inkia Energy Ltd. 5.875%, 11-9-27(A)	2,000	2,069
Kallpa Generacion S.A. 4.875%, 5-24-26(A)	1,000	1,055
		4,659

Total Peru - 2.6%		$13,539

Russia
Materials – 0.3%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(A)	1,750	1,832

Total Russia - 0.3%		$1,832

Saudi Arabia
Energy – 0.2%
Saudi Arabian Oil Co. 1.250%, 11-24-23(A)	800	809

Total Saudi Arabia - 0.2%		$809

South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(A)	500	527

Consumer Discretionary – 0.1%
Kia Corp. 1.750%, 10-16-26(A)	600	606

Financials – 1.3%
Hyundai Capital Services, Inc.:
2.983%, 8-29-22(A)	2,100	2,154
1.250%, 2-8-26(A)	1,800	1,774
Korea Development Bank 3.250%, 2-19-24	2,300	2,462
		6,390

Materials – 0.3%
LG Chem Ltd. 1.375%, 7-7-26(A)	1,500	1,489

Total South Korea - 1.8%		$9,012

Spain
Financials – 1.0%
Banco Santander S.A.:
2.706%, 6-27-24	4,000	4,211
3.490%, 5-28-30	1,000	1,081
		5,292

Utilities – 0.6%
EnfraGen Energia Sur S.A.U. 5.375%, 12-30-30(A)	2,900	2,890

Total Spain - 1.6%		$8,182

Supranational
Financials – 0.4%
Central American Bank for Economic Integration 1.140%, 2-9-26(A)	2,000	1,995

Total Supranational - 0.4%		$1,995

Switzerland
Financials – 0.4%
Credit Suisse Group AG 4.282%, 1-9-28(A)	1,800	2,004

Total Switzerland - 0.4%		$2,004

Thailand
Financials – 0.1%
GC Treasury Center Co. Ltd. 2.980%, 3-18-31(A)	750	768

Total Thailand - 0.1%		$768

Turkey
Industrials – 1.0%
Koc Holding A.S. 6.500%, 3-11-25(A)	4,800	5,190

Total Turkey - 1.0%		$5,190

United Arab Emirates
Consumer Discretionary – 0.5%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(A)	2,300	2,384

Energy – 0.5%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	600	674
Galaxy Pipeline Assets BidCo Ltd. 1.750%, 9-30-27(A)	2,100	2,125
		2,799

Financials – 1.1%
DAE Funding LLC 1.550%, 8-1-24(A)	1,200	1,200
ICICI Bank Ltd. 4.000%, 3-18-26(A)	4,000	4,332
		5,532

Total United Arab Emirates - 2.1%		$10,715

United Kingdom
Communication Services – 0.2%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(A)	1,200	1,211

Consumer Staples – 0.5%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	2,300	2,360

Financials – 2.5%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	1,300	1,441
Barclays plc 4.337%, 1-10-28	1,800	2,014
HSBC Holdings plc 4.583%, 6-19-29	1,900	2,197
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	2,000	2,244
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,689
4.875%, 4-17-24(A)	2,300	2,524
		13,109

Materials – 0.3%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.) 3.750%, 10-1-30	1,450	1,502

Total United Kingdom - 3.5%		$18,182

United States
Communication Services – 0.4%
ATP Tower Holdings LLC, Andean Tower Partners Colombia SAS, Andean Telecom Partners Chile S.p.A. and Andean Telecom Partners Peru S.R.L. 4.050%, 4-27-26(A)	1,700	1,753

Consumer Discretionary – 1.0%
D.R. Horton, Inc. 2.600%, 10-15-25	2,400	2,531
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	2,500	2,703
		5,234

Consumer Staples – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	2,850	3,247
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	2,800	3,291
NBM U.S. Holdings, Inc. 7.000%, 5-14-26(A)	2,000	2,158
Reynolds American, Inc. 4.450%, 6-12-25	2,000	2,217
		10,913

Financials – 4.9%
Bank of America Corp. 3.593%, 7-21-28	3,175	3,499
BBVA Bancomer S.A.:
1.875%, 9-18-25(A)	1,400	1,418
5.875%, 9-13-34(A)	1,700	1,863
Citadel Finance LLC 3.375%, 3-9-26(A)	2,500	2,509
Citigroup, Inc. 3.520%, 10-27-28	3,125	3,424
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,600	2,911
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	772
JPMorgan Chase & Co.:
3.540%, 5-1-28	2,132	2,346
4.000%, 10-1-68	1,250	1,267
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	1,300	1,345
Wells Fargo & Co. 4.300%, 7-22-27	3,000	3,422
		24,776

Health Care – 1.1%
Bayer U.S. Finance II LLC 4.250%, 12-15-25(A)	2,000	2,231
Fresenius U.S. Finance II, Inc. 4.500%, 1-15-23(A)	2,925	3,058
		5,289

Industrials – 1.1%
Azul Investments LLP:
5.875%, 10-26-24(A)(C)	2,000	1,952
7.250%, 6-15-26(A)(C)	1,300	1,277
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	2,225	2,423
		5,652

Materials – 0.4%
GUSAP III L.P. 4.250%, 1-21-30(A)	1,900	2,057

Real Estate – 1.3%
Aircastle Ltd. 4.400%, 9-25-23	2,800	2,999
Crown Castle International Corp. 4.000%, 3-1-27	3,000	3,362
		6,361

Total United States - 12.2%		$62,035

Uruguay
Industrials – 0.3%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(A)	1,530	1,696

Total Uruguay - 0.3%		$1,696

Venezuela
Financials – 0.8%
Corporacion Andina de Fomento:
3.250%, 2-11-22	3,250	3,312
2.375%, 5-12-23	650	672
		3,984

Total Venezuela - 0.8%		$3,984

Vietnam
Energy – 0.6%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(A)	2,800	2,814

Total Vietnam - 0.6%		$2,814

TOTAL CORPORATE DEBT SECURITIES – 71.7%		$363,874
(Cost: $342,492)

OTHER GOVERNMENT SECURITIES(D)

Argentina – 0.4%
Republic of Argentina:
1.000%, 7-9-29	240	92
0.125%, 7-9-30	5,432	1,959
		2,051

Brazil – 1.3%
Federative Republic of Brazil 3.750%, 9-12-31	6,900	6,817

Colombia – 0.1%
Republic of Colombia 3.125%, 4-15-31	300	294

Columbia – 1.1%
Republic of Colombia:
2.625%, 3-15-23	2,400	2,454
4.500%, 1-28-26	660	722
3.000%, 1-30-30	2,300	2,258
		5,434

Costa Rica – 0.2%
Costa Rica Government Bond 4.250%, 1-26-23(A)	1,100	1,119

Indonesia – 1.6%
Republic of Indonesia:
3.750%, 4-25-22(A)	4,450	4,572
2.950%, 1-11-23	2,900	3,010
3.850%, 10-15-30	700	781
		8,363

Israel – 0.3%
Israel Government Bond 2.750%, 7-3-30	1,300	1,389

Mexico – 0.8%
United Mexican States:
4.150%, 3-28-27(C)	2,000	2,264
3.250%, 4-16-30(C)	1,700	1,759
		4,023

Morocco – 0.5%
Kingdom of Morocco 2.375%, 12-15-27(A)	2,500	2,460

Panama – 0.4%
Republic of Panama 3.750%, 4-17-26	1,900	2,054

Peru – 1.3%
Republic of Peru:
2.392%, 1-23-26	2,000	2,068

2.783%, 1-23-31	2,550	2,604
1.862%, 12-1-32	1,900	1,768
		6,440

Qatar – 0.5%
Qatar Government Bond 3.875%, 4-23-23	2,300	2,444

Saudi Arabia – 0.8%
Saudi Arabia Government Bond:
2.375%, 10-26-21(A)	2,250	2,265
2.875%, 3-4-23(A)	2,000	2,078
		4,343

Serbia – 0.3%
Republic of Serbia:
7.250%, 9-28-21(A)	200	203
2.125%, 12-1-30(A)	1,600	1,520
		1,723

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24(C)	1,350	1,469

Uzbekistan – 0.2%
Republic of Uzbekistan 4.750%, 2-20-24(A)	750	801

TOTAL OTHER GOVERNMENT SECURITIES – 10.1%		$51,224
(Cost: $51,204)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.0%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10-1-35	200	221
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3-1-22	2	2
		223

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$223
(Cost: $197)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 15.6%
U.S. Treasury Notes:
1.500%, 1-15-23	2,450	2,500
0.125%, 10-15-23	2,000	1,992
2.125%, 3-31-24	2,500	2,618
0.250%, 7-31-25	8,000	7,850
2.875%, 7-31-25	355	386
0.250%, 10-31-25	4,800	4,694
2.250%, 11-15-25	2,450	2,607
0.375%, 11-30-25	11,000	10,804
0.375%, 12-31-25	7,400	7,261
0.500%, 2-28-26	4,800	4,728
2.375%, 5-15-27	5,100	5,492
0.375%, 7-31-27	4,000	3,834
0.375%, 9-30-27	4,600	4,396
0.500%, 10-31-27	2,000	1,923
1.250%, 4-30-28	9,600	9,632
2.875%, 5-15-28	3,000	3,333
1.250%, 5-31-28	5,000	5,013

		79,063

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.6%		$79,063
(Cost: $78,818)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) – 6.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	21,958	21,958
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(F)	10,661	10,661
		32,619

TOTAL SHORT-TERM SECURITIES – 6.4%		$32,619
(Cost: $32,619)

TOTAL INVESTMENT SECURITIES – 103.8%		$527,003
(Cost: $505,330)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.8)%		(19,189)

NET ASSETS – 100.0%		$507,814

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $263,318 or 51.9% of net assets.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	All or a portion of securities with an aggregate value of $10,734 are on loan.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the annualized 7-day yield at June 30, 2021.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$363,874	$—
Other Government Securities	—	51,224	—
United States Government Agency Obligations	—	223	—
United States Government Obligations	—	79,063	—
Short-Term Securities	32,619	—	—
Total	$32,619	$494,384	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

PIK = Payment In Kind

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$505,330

Gross unrealized appreciation	24,488

Gross unrealized depreciation	(2,815)

Net unrealized appreciation	$21,673